Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Oct. 31, 2015
Patriot shares received	FRP's shareholders received one share of Patriot for every three shares of FRP owned on the record date.
Depreciation and depletion		$ 6,809	$ 6,195	$ 5,528
Reclass from deferred costs to long-term deferred tax liability					$ 143
Buildings and improvements
Estimated useful lives		3-39
Brooksville Joint Venture
Voting interest		50.00%
BC FRP Realty Joint Venture
Voting interest		50.00%